COMMITMENTS AND CONTINGENCIES - Leases (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CAD ($)	Jun. 30, 2022 CAD ($)
COMMITMENTS AND CONTINGENCIES
Short-term lease payments	$ 20,301	$ 5,150	$ 20,806	$ 19,071
Commitment for future payments under its lease agreements for the remainder of the year ended 2022					$ 8,765	$ 9,001